RELATED PARTY BALANCES AND TRANSACTIONS	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Streamex Exchange Corporation [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY BALANCES AND TRANSACTIONS

6. RELATED PARTY BALANCES AND TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Key management includes directors and key officers of the Company, including the Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”).

For the Three Months ended March 31,
2025
$
Consulting fees	35,000
Accounting fees	7,500
42,500

As at March 31, 2025, the Company had accounts receivable amount of $15,000 owed from the CEO (December 31, 2024 - $15,000). As at March 31, 2025, the Company had accounts payable of $10,478 due to the CEO (December 31, 2024 - $Nil).

As at March 31, 2025, the Company had an accounts payable amount of $36,750 owed to a corporation controlled by the CFO (December 31, 2024 - $23,925).

STREAMEX EXCHANGE CORPORATION

Notes to the Condensed Interim Financial Statements

(Expressed in Canadian Dollars – unaudited)

6. RELATED PARTY BALANCES AND TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Key management includes directors and key officers of the Company, including the Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”).

For the period ended
December 31, 2024
$
Consulting fees	146,276
Accounting fees	7,500
153,776

As at December 31, 2024, the Company had an accounts receivable amount of $15,000 owed from the CEO.

As at December 31, 2024, the Company had an accounts payable amount of $23,925 owed to a corporation controlled by the CFO.

STREAMEX EXCHANGE CORPORATION

Notes to the Financial Statements

For the period ended December 31, 2024

(Expressed in Canadian Dollars)

6. RELATED PARTY BALANCES AND TRANSACTIONS (continued)

During the period ended December 31, 2024, the Company:

a)	Issued 30,136,717 common shares to directors and officers of the Company for proceeds of $189,986.
b)	Recognized stock based compensation, totaling $788,500, which represented the difference between fair value of common shares issued and consideration received from founders shares.